Leases - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Variable lease, cost	$ 0	$ 0	$ 0	$ 0
Zapata Computing Inc [Member]
Variable lease, cost					$ 0	$ 0